Schedule of investments
Delaware Global Equity Fund II
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.79%Δ
Austria − 0.98%
Mondi	128,808	$ 2,472,516
		2,472,516
Brazil − 2.03%
Banco do Brasil	739,971	3,525,058
Petroleo Brasileiro ADR	109,803	1,591,046
		5,116,104
Canada − 3.97%
Alimentation Couche-Tard	119,910	6,728,914
Canadian Natural Resources	92,182	3,283,527
		10,012,441
Denmark − 1.22%
Genmab †	12,305	3,083,362
		3,083,362
France − 7.06%
Airbus	34,808	4,781,229
BNP Paribas	66,253	4,223,871
L'Oreal	20,066	8,811,844
		17,816,944
Germany − 4.65%
Deutsche Telekom	192,649	4,844,334
SAP	21,050	4,272,444
Siemens	14,003	2,605,194
		11,721,972
India − 1.93%
HDFC Bank ADR	75,674	4,868,108
		4,868,108
Japan − 7.27%
Asahi Group Holdings	176,400	6,222,077
Hoya	24,300	2,825,107
ITOCHU	71,600	3,495,223
Mitsubishi UFJ Financial Group	540,900	5,812,767
		18,355,174
Netherlands − 1.99%
Adyen 144A #, †	2,406	2,868,389
Shell	59,653	2,146,229
		5,014,618
Switzerland − 2.24%
Nestle	55,379	5,653,472
		5,653,472
Taiwan − 3.77%
Taiwan Semiconductor Manufacturing ADR	54,672	9,502,540
		9,502,540
United Kingdom − 3.41%
AstraZeneca	23,823	3,720,967
Reckitt Benckiser Group	90,309	4,888,314
		8,609,281
United States − 58.27%
Alphabet Class A	43,552	7,932,997
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Amazon.com †	47,721	$ 9,222,083
Apple	34,960	7,363,275
Blue Owl Capital	141,896	2,518,654
Casey's General Stores	23,646	9,022,368
Coca-Cola	100,017	6,366,082
ConocoPhillips	26,594	3,041,822
Costco Wholesale	10,878	9,246,191
Danaher	10,935	2,732,110
Discover Financial Services	20,741	2,713,130
DraftKings Class A †	37,544	1,433,054
Eli Lilly & Co.	7,041	6,374,781
Home Depot	9,329	3,211,415
Ingersoll Rand	33,693	3,060,672
KLA	5,738	4,731,038
Lam Research	3,090	3,290,387
Meta Platforms Class A	7,298	3,679,798
Microchip Technology	34,298	3,138,267
Microsoft	31,838	14,229,994
Netflix †	5,574	3,761,781
NVIDIA	88,839	10,975,170
Pinterest Class A †	70,431	3,103,894
Procter & Gamble	38,411	6,334,742
Salesforce	19,472	5,006,251
Schlumberger	36,154	1,705,746
Synopsys †	4,132	2,458,788
Thermo Fisher Scientific	4,739	2,620,667
UnitedHealth Group	7,365	3,750,700
Vertex Pharmaceuticals †	8,538	4,001,931
		147,027,788
Total Common Stocks (cost $206,686,063)		249,254,320

Short-Term Investments – 0.64%
Money Market Mutual Funds – 0.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	400,367	400,367
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	400,367	400,367
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	400,368	400,368
NQ- IV059 [0624] 0824 (3775135)    1

Schedule of investments
Delaware Global Equity Fund II   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	400,367	$ 400,367
Total Short-Term Investments (cost $1,601,469)		1,601,469

Total Value of Securities−99.43% (cost $208,287,532)		250,855,789
Receivables and Other Assets Net of Liabilities — 0.57%		1,446,564
Net Assets Applicable to 27,265,949 Shares Outstanding — 100.00%	$252,302,353

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $2,868,389, which represents 1.14% of the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV059 [0624] 0824 (3775135)